Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not have a formal policy or obligation that requires us to award equity or equity-based compensation on specific dates. Our Insider Trading Policy also prohibits directors, officers and employees from trading in our common stock while in possession of or on the basis of material non-public information (MNPI) about us. Neither our Board nor our Compensation Committee takes MNPI into account when determining the timing of equity awards, nor do we time the disclosure of MNPI for the purpose of impacting the value of executive compensation. We generally issue equity awards to our executive officers on a limited and infrequent basis and not in accordance with any fixed schedule. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation. Non-employee directors receive automatic initial and annual stock option grants at the time of a director’s appointment or election to the Board and at the time of each annual meeting of our stockholders, respectively.
Award Timing Method	We do not have a formal policy or obligation that requires us to award equity or equity-based compensation on specific dates. Our Insider Trading Policy also prohibits directors, officers and employees from trading in our common stock while in possession of or on the basis of material non-public information (MNPI) about us. Neither our Board nor our Compensation Committee takes MNPI into account when determining the timing of equity awards, nor do we time the disclosure of MNPI for the purpose of impacting the value of executive compensation. We generally issue equity awards to our executive officers on a limited and infrequent basis and not in accordance with any fixed schedule. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation. Non-employee directors receive automatic initial and annual stock option grants at the time of a director’s appointment or election to the Board and at the time of each annual meeting of our stockholders, respectively.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Neither our Board nor our Compensation Committee takes MNPI into account when determining the timing of equity awards, nor do we time the disclosure of MNPI for the purpose of impacting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false